Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (21.5%)

	Communication Services (2.5%)

43,000	Eventbrite, Inc.* 0.750%, 09/15/26	$42,301

	Liberty Media Corp.

90,000	1.375%, 10/15/23	123,026

31,000	0.500%, 12/01/50*	37,254

105,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	149,462

27,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	39,092

43,000	Magnite, Inc.* 0.250%, 03/15/26	36,298

102,000	Sea, Ltd. 0.250%, 09/15/26	103,415

140,000	Snap, Inc.* 0.000%, 05/01/27	161,567

47,000	Twitter, Inc. 0.250%, 06/15/24	59,107

65,000	Zynga, Inc. 0.250%, 06/01/24	74,235

		825,757

	Consumer Discretionary (5.5%)

38,000	Bloomin’ Brands, Inc. 5.000%, 05/01/25	86,093

194,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	284,984

100,000	Burlington Stores, Inc. 2.250%, 04/15/25	147,938

85,000	Chegg, Inc. 0.000%, 09/01/26	83,842

25,000	Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	91,760

85,000	DraftKings, Inc.* 0.000%, 03/15/28	75,008

47,000	Etsy, Inc. 0.125%, 09/01/27	61,925

85,000	Ford Motor Company* 0.000%, 03/15/26	91,775

38,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	37,557

95,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	106,564

175,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	246,636

85,000	Shake Shack, Inc.* 0.000%, 03/01/28	72,967

7,000	Tesla, Inc. 2.000%, 05/15/24	87,465

50,000	Under Armour, Inc. 1.500%, 06/01/24	92,636

95,000	Vail Resorts, Inc.* 0.000%, 01/01/26	101,837

70,000	Vroom, Inc.* 0.750%, 07/01/26	56,366

48,000	Wayfair, Inc. 0.625%, 10/01/25	47,993

40,000	Winnebago Industries, Inc. 1.500%, 04/01/25	53,153

		1,826,499

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.2%)

85,000	Beyond Meat, Inc.* 0.000%, 03/15/27	$73,636

	Energy (0.9%)

55,000	EQT Corp.^ 1.750%, 05/01/26	86,879

130,000	Pioneer Natural Resources Company 0.250%, 05/15/25	209,967

		296,846

	Financials (0.4%)

50,000	Ares Capital Corp.^ 4.625%, 03/01/24	55,410

70,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	70,584

		125,994

	Health Care (2.7%)

32,000	CONMED Corp. 2.625%, 02/01/24	49,658

80,000	Dexcom, Inc. 0.250%, 11/15/25	95,296

52,000	Envista Holdings Corp. 2.375%, 06/01/25	108,229

65,000	Exact Sciences Corp. 0.375%, 03/15/27	73,975

44,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	39,975

65,000	Insulet Corp. 0.375%, 09/01/26	90,888

46,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	50,869

55,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	63,602

80,000	NeoGenomics, Inc. 0.250%, 01/15/28	80,638

50,000	Oak Street Health, Inc.* 0.000%, 03/15/26	45,346

70,000	Omnicell, Inc. 0.250%, 09/15/25	111,973

95,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	102,498

		912,947

	Industrials (3.6%)

60,000	Air Canada 4.000%, 07/01/25	85,891

55,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	59,412

17,000	Chart Industries, Inc.* 1.000%, 11/15/24	55,751

100,000	JetBlue Airways Corp.* 0.500%, 04/01/26	98,217

140,000	John Bean Technologies Corp.* 0.250%, 05/15/26	148,173

115,000	Middleby Corp. 1.000%, 09/01/25	164,669

275,000	Southwest Airlines Company 1.250%, 05/01/25	411,331

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

185,000	Uber Technologies, Inc.* 0.000%, 12/15/25	$180,462

		1,203,906

	Information Technology (4.9%)

	Bill.com Holdings, Inc.*

48,000	0.000%, 04/01/27	50,342

41,000	0.000%, 12/01/25	72,834

75,000	Coupa Software, Inc. 0.375%, 06/15/26	81,143

28,000	Datadog, Inc. 0.125%, 06/15/25	46,185

	Enphase Energy, Inc.*

65,000	0.000%, 03/01/28	60,224

29,000	0.000%, 03/01/26	27,117

25,000	Five9, Inc. 0.500%, 06/01/25	33,724

65,000	Itron, Inc.* 0.000%, 03/15/26	61,075

80,000	LivePerson, Inc.* 0.000%, 12/15/26	83,447

150,000	Microchip Technology, Inc. 0.125%, 11/15/24	170,248

30,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	43,592

65,000	Okta, Inc.^ 0.125%, 09/01/25	92,031

	ON Semiconductor Corp.

85,000	0.000%, 05/01/27*^	101,448

30,000	1.625%, 10/15/23	67,653

50,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	82,939

100,000	Repay Holdings Corp.* 0.000%, 02/01/26	97,294

90,000	RingCentral, Inc. 0.000%, 03/01/25	88,875

64,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	76,806

19,000	Shopify, Inc. 0.125%, 11/01/25	23,255

47,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	60,549

60,000	Square, Inc.*^ 0.000%, 05/01/26	68,893

30,000	Wix.com, Ltd.^ 0.000%, 08/15/25	28,939

30,000	Workday, Inc. 0.250%, 10/01/22	51,489

40,000	Zscaler, Inc. 0.125%, 07/01/25	72,996

		1,643,098

	Materials (0.1%)

33,000	MP Materials Corp.* 0.250%, 04/01/26	33,611

	Real Estate (0.7%)

70,000	IH Merger Sub, LLC 3.500%, 01/15/22	118,250

45,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	50,351

PRINCIPAL AMOUNT		VALUE

75,000	Redfin Corp.* 0.000%, 10/15/25	$74,921

		243,522

	TOTAL CONVERTIBLE BONDS (Cost $5,956,857)	7,185,816

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.8%)

	Communication Services (0.7%)

205	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	231,904

	Consumer Discretionary (0.7%)

1,375	Aptiv, PLC 5.500%, 06/15/23	231,687

	Financials (0.9%)

1,180	AMG Capital Trust II^ 5.150%, 10/15/37	68,204

2,895	KKR & Company, Inc.^ 6.000%, 09/15/23	228,734

		296,938

	Health Care (1.7%)

1,095	Avantor, Inc. 6.250%, 05/15/22	137,872

1,300	Boston Scientific Corp. 5.500%, 06/01/23	151,320

130	Danaher Corp. 4.750%, 04/15/22	263,641

		552,833

	Industrials (1.2%)

800	Colfax Corp. 5.750%, 01/15/22	149,248

2,430	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	255,733

		404,981

	Information Technology (0.8%)

170	Broadcom, Inc. 8.000%, 09/30/22	260,442

	Utilities (2.8%)

995	AES Corp.^ 6.875%, 02/15/24	95,918

875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	56,964

1,890	Dominion Energy, Inc. 7.250%, 06/01/22	183,576

3,750	DTE Energy Company 6.250%, 11/01/22	188,475

1,945	Essential Utilities, Inc. 6.000%, 04/30/22	111,623

4,095	NextEra Energy, Inc. 4.872%, 09/01/22	240,008

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,210	6.219%, 09/01/23	$61,843

		938,407

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,349,766)	2,917,192

COMMON STOCKS (69.5%)

	Communication Services (8.3%)

500	Alphabet, Inc. - Class A#	1,336,760

4,275	Comcast Corp. - Class A	239,101

2,015	Facebook, Inc. - Class A#	683,871

375	Netflix, Inc.#	228,877

1,615	Walt Disney Company#~	273,210

		2,761,819

	Consumer Discretionary (8.0%)

355	Amazon.com, Inc.#~	1,166,189

2,245	General Motors Company#	118,334

1,025	Home Depot, Inc.	336,466

785	Lowe’s Companies, Inc.	159,245

560	McDonald’s Corp.	135,022

2,805	MGM Resorts International	121,036

1,340	NIKE, Inc. - Class B	194,608

895	Starbucks Corp.	98,727

650	Target Corp.	148,701

145	Tesla, Inc.#	112,445

1,310	TJX Companies, Inc.	86,434

		2,677,207

	Consumer Staples (4.7%)

4,990	Coca-Cola Company	261,825

390	Costco Wholesale Corp.	175,247

2,930	Mondelez International, Inc. - Class A	170,467

1,240	PepsiCo, Inc.	186,508

1,740	Philip Morris International, Inc.	164,935

1,910	Procter & Gamble Company	267,018

1,500	Sysco Corp.	117,750

1,570	Walmart, Inc.	218,827

		1,562,577

	Energy (2.2%)

2,735	Chevron Corp.	277,466

3,480	Exxon Mobil Corp.	204,694

1,920	Hess Corp.	149,971

1,505	Marathon Petroleum Corp.	93,024

		725,155

	Financials (9.6%)

1,350	American International Group, Inc.	74,102

583	Assurant, Inc.	91,968

8,990	Bank of America Corp.	381,625

125	BlackRock, Inc.	104,832

3,000	Charles Schwab Corp.	218,520

875	Chubb, Ltd.	151,795

3,170	Citigroup, Inc.	222,471

1,140	Discover Financial Services	140,049

495	Goldman Sachs Group, Inc.	187,125

2,375	Huntington Bancshares, Inc.	36,718

1,370	Intercontinental Exchange, Inc.	157,303

3,005	JPMorgan Chase & Company	491,888

3,935	KeyCorp	85,075

NUMBER OF SHARES		VALUE

1,555	Marsh & McLennan Companies, Inc.	$235,474

3,680	Morgan Stanley	358,101

510	Northern Trust Corp.	54,983

1,760	US Bancorp	104,614

2,185	Wells Fargo & Company	101,406

		3,198,049

	Health Care (7.4%)

1,630	Abbott Laboratories	192,552

1,345	AbbVie, Inc.	145,085

645	Agilent Technologies, Inc.	101,607

215	Anthem, Inc.	80,152

1,745	Bristol-Myers Squibb Company	103,252

945	Edwards Lifesciences Corp.#	106,983

480	Eli Lilly & Company	110,904

85	Intuitive Surgical, Inc.#	84,503

1,705	Johnson & Johnson	275,357

2,060	Medtronic, PLC	258,221

2,915	Merck & Company, Inc.	218,946

3,310	Pfizer, Inc.	142,363

230	Stryker Corp.	60,656

230	Thermo Fisher Scientific, Inc.	131,406

1,160	UnitedHealth Group, Inc.	453,258

		2,465,245

	Industrials (5.8%)

6,085	Carrier Global Corp.	314,959

10,170	CSX Corp.	302,456

175	FedEx Corp.	38,376

1,610	Honeywell International, Inc.	341,771

1,085	JB Hunt Transport Services, Inc.	181,434

690	Northrop Grumman Corp.	248,503

4,860	Raytheon Technologies Corp.	417,765

580	Union Pacific Corp.	113,686

		1,958,950

	Information Technology (20.2%)

765	Accenture, PLC - Class A	244,739

430	Adobe, Inc.#~	247,560

505	Advanced Micro Devices, Inc.#	51,964

12,215	Apple, Inc.	1,728,422

2,510	Cisco Systems, Inc.	136,619

1,240	Fidelity National Information Services, Inc.	150,883

540	Lam Research Corp.	307,341

1,335	Marvell Technology, Inc.	80,514

795	Mastercard, Inc. - Class A	276,406

1,005	Micron Technology, Inc.	71,335

6,215	Microsoft Corp.~	1,752,133

2,540	NVIDIA Corp.	526,186

315	PayPal Holdings, Inc.#	81,966

565	QUALCOMM, Inc.	72,874

830	salesforce.com, Inc.#	225,113

250	ServiceNow, Inc.#~	155,567

370	Skyworks Solutions, Inc.	60,969

995	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	111,092

2,130	Visa, Inc. - Class A	474,457

		6,756,140

	Materials (2.2%)

580	Celanese Corp. - Class A	87,371

5,565	Freeport-McMoRan, Inc.	181,030

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

930	Linde, PLC	$272,843

1,110	PPG Industries, Inc.	158,741

240	Vulcan Materials Company	40,598

		740,583

	Real Estate (1.1%)

810	American Tower Corp.	214,982

835	Crown Castle International Corp.	144,722

		359,704

	TOTAL COMMON STOCKS (Cost $11,986,510)	23,205,429

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #

	Consumer Discretionary (0.1%)

2	Tesla, Inc.

155,096	Call, 01/21/22, Strike $750.00	19,335

	Other (0.2%)

50	Financial Select Sector SPDR

187,650	Fund

	Call, 01/21/22, Strike $38.00	8,300

110	iShares China Large-Cap ETF

428,230	Call, 01/21/22, Strike $45.00	3,465

	iShares MSCI EAFE ETF

255

1,989,255	Call, 12/17/21, Strike $84.00	6,758

150

1,170,150	Call, 12/17/21, Strike $85.00	2,700

60	iShares MSCI Japan ETF

421,500	Call, 12/17/21, Strike $72.00	8,580

20	SPDR S&P 500 ETF Trust

858,280	Put, 01/21/22, Strike $430.00	37,440

		67,243

	TOTAL PURCHASED OPTIONS (Cost $141,127)	86,578

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.7%)

1,243,692	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,243,692)	1,243,692

TOTAL INVESTMENTS (103.8%) (Cost $21,677,952)		34,638,707

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)		(1,243,693)

		VALUE

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(16,557)

NET ASSETS (100.0%)		$33,378,457

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Consumer Discretionary (0.0%)

2	Tesla, Inc.

155,096	Put, 01/21/22, Strike $500.00 (Premium $6,321)	(3,085)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Canadian Dollar	10/28/21	46,000	$36,316	$375
Bank of New York	Canadian Dollar	10/28/21	5,000	3,947	9

					$384

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	Canadian Dollar	10/28/21	136,000	$107,370	$326

State Street Bank and Trust	New Taiwanese Dollar	10/28/21	3,049,000	109,434	(112)

					$214

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2021.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $189,295.
†	Represents investment of cash collateral received from securities on loan as of September 30, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2021, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost basis of investments	$21,671,631

Gross unrealized appreciation	13,222,361
Gross unrealized depreciation	(258,370)

Net unrealized appreciation (depreciation)	$12,963,991

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.